UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	16 East Eager Street
		Baltimore, Md 21202

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Sullivan
Title:	Vice President
Phone:	410-539-5588
Signature, Place, and Date of Signing:

	Mark C. Sullivan Baltimore, Maryland August 2, 1999

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	72

Form 13F Information Table Value Total:	$146,923

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com                          COM              885535104     2984   111800 SH       SOLE                   110400              1400
AT&T                           COM              030177109      308     5512 SH       SOLE                     5512
Aames Financial                COM              00253A101      294   224300 SH       SOLE                   220800              3500
Abbott Laboratories            COM              002824100      249     5490 SH       SOLE                     5490
Allstate Corporation           COM              020002101     3620   100900 SH       SOLE                   100100               800
Ambac Financial Group Inc.     COM              023139108     1268    22200 SH       SOLE                    22200
American Home Prodts           COM              026609107      287     5000 SH       SOLE                     5000
Apple Computer                 COM              037833100     3321    71700 SH       SOLE                    70200      300     1200
Atlantic Richfield             COM              048825103     3637    43530 SH       SOLE                    42930               600
Bankamerica Corp               COM              066050105      298     4071 SH       SOLE                     4071
Bell South Corp.               COM              079860102      240     5200 SH       SOLE                     5200
Bestfoods                      COM              08658U101     3891    78600 SH       SOLE                    77900               700
Boston Scientific Corp         COM              101137107     3251    74000 SH       SOLE                    73400               600
Bristol Myers Squibb           COM              110122108     3411    48422 SH       SOLE                    46862      960      600
Burlington Coat Factry         COM              121579106     2667   138100 SH       SOLE                   136700              1400
Carnival Corp                  COM              143658102     5489   113178 SH       SOLE                   112078              1100
Chase Manhattan Corp           COM              16161A108     2834    32766 SH       SOLE                    32566               200
Citigroup Inc.                 COM              173034109     5290   111376 SH       SOLE                   110626               750
Clayton Homes                  COM              184190106     1459   127591 SH       SOLE                   126966               625
Collins Inds Inc               COM              194858106       63    10500 SH       SOLE                    10500
Compaq Computer                COM              204493100     2719   114796 SH       SOLE                   113596              1200
Delphi Automotive Systems      COM              247126105      563    30406 SH       SOLE                    30097               309
Duramed Pharmaceuticals Inc.   COM              266354109     3300   211200 SH       SOLE                   208700              2500
Electro Scientific Ind         COM              285229100      213     5100 SH       SOLE                     5100
Endesa                         COM              29258N107     1594    75000 SH       SOLE                    75000
Fannie Mae                     COM              313586109      259     3800 SH       SOLE                     3400               400
Ferro Corp.                    COM              315405100     1635    59450 SH       SOLE                    58850               600
First Data Corp.               COM              319963104     4096    83700 SH       SOLE                    82800               900
First Union Corp               COM              337358105      380     8054 SH       SOLE                     8054
GTE Corp                       COM              362320103     5142    68100 SH       SOLE                    67200               900
General Electric               COM              369604103     4443    39319 SH       SOLE                    38219      800      300
General Motors Corp.           COM              370442105     2831    42890 SH       SOLE                    42590               300
Gillette Co                    COM              375766102      273     6660 SH       SOLE                     6660
Harnischfeger Industries       COM              413345109      593   296300 SH       SOLE                   294300              2000
Health Care Reit               COM              42217K106      704    30300 SH       SOLE                    30300
Honeywell Inc.                 COM              438506107     5759    49700 SH       SOLE                    49400               300
Int Business Machine           COM              459200101      659     5100 SH       SOLE                     4900      200
Intel Corp                     COM              458140100     2470    41506 SH       SOLE                    41306               200
LTC Properties                 COM              502175102     1273    97900 SH       SOLE                    96800              1100
Lucent Technologies Inc.       COM              549463107      431     6396 SH       SOLE                     6396
MCN Energy Group, Inc.         COM              55267J100     2594   125000 SH       SOLE                   123600              1400
MGIC Inv. Group                COM              552848103     2081    42800 SH       SOLE                    42000               800
Merck & Co.                    COM              589331107      661     8976 SH       SOLE                     8976
Micron Tech Inc                COM              595112103     3382    83500 SH       SOLE                    82800               700
Mobil Corp.                    COM              607059102      257     2600 SH       SOLE                     2600
Oakwood Homes                  COM              674098108      761    58000 SH       SOLE                    57700               300
Pan Pacific                    COM              69806L104      273    14100 SH       SOLE                    12300              1800
Pepisco                        COM              713448108      301     7790 SH       SOLE                     7790
Pfizer Inc.                    COM              717081103      328     3007 SH       SOLE                     3007
Philip Morris                  COM              718154107     3895    96930 SH       SOLE                    96630               300
Pitney Bowes                   COM              724479100     1516    23600 SH       SOLE                    22800      800
Playtex                        COM              72813P100     5048   324400 SH       SOLE                   321500              2900
Post Pptys                     COM              737464107     1384    33759 SH       SOLE                    33759
Raychem Corp                   COM              754603108     3696    99900 SH       SOLE                    98800              1100
Renaissance Re                 COM              G7496G103     2760    74600 SH       SOLE                    73600              1000
SBC Communications, Inc.       COM              78387G103      450     7760 SH       SOLE                     7760
Saks Holdings                  COM              79377W108     3726   129030 SH       SOLE                   127390              1640
Santa Fe International         COM              G7805C108     1741    75700 SH       SOLE                    74800               900
Schering Plough                COM              806605101      342     6520 SH       SOLE                     6520
Seagate Technologies           COM              811804103     2371    92540 SH       SOLE                    91398      400      742
Sears Roebuck & Co             COM              812387108     3356    75300 SH       SOLE                    74800               500
Sizeler Prop. Inv.             COM              830137105      317    36200 SH       SOLE                    36200
Sprint Corp                    COM              852061100      212     4000 SH       SOLE                     4000
Texas Instruments              COM              882508104      226     1572 SH       SOLE                     1572
Thermo Electron                COM              883556102     3665   182700 SH       SOLE                   182400               300
Tidewater                      COM              886423102     1885    61800 SH       SOLE                    61800
UCAR International             COM              90262K109     2788   110400 SH       SOLE                   110000               400
Ultramar Diamond Shamrock Corp COM              903912103     1662    76200 SH       SOLE                    75800               400
Unocal Corporation             COM              915289102     3344    84400 SH       SOLE                    83300              1100
Washington Real Estate Investm COM              939653101      947    55900 SH       SOLE                    55900
Wells Fargo                    COM              949740104     1250    29232 SH       SOLE                    29232
Xerox Corporation              COM              984121103     5505    93200 SH       SOLE                    92000              1200